SHORT-TERM INVESTMENTS	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Investments, Debt and Equity Securities [Abstract]
SHORT-TERM INVESTMENTS

NOTE 4—SHORT-TERM INVESTMENTS

Short-term investments consisted of the following as of the dates presented (in thousands):

	June 30, 2019
	Amortized cost	Gross unrealized gains	Fair value
U.S. treasury securities	$64,683	$75	$64,758
Corporate bonds	4,787	-	4,787
Asset-backed securities	2,424	-	2,424

	$71,894	$75	$71,969

	March 31, 2020
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate bonds	$100,034	$29	$(571)	$99,492
U.S. treasury securities	28,193	180	-	28,373
Asset-backed securities	26,054	24	(105)	25,973

	$154,281	$233	$(676)	$153,838

The amortized cost and fair value amounts include accrued interest receivable of $0.2 million and $0.5 million as of June 30, 2019 and March 31, 2020, respectively.

As of June 30, 2019, 100% of our investments in marketable debt securities mature within one year. As of March 31, 2020, approximately 81% and 19% of our investments in marketable debt securities mature within one year and after one year through two years, respectively.

The following table presents gross unrealized losses and fair values for those investments that were in an unrealized loss position as of March 31, 2020 (in thousands):

	March 31, 2020
	Fair value	Unrealized losses
Corporate bonds	$51,296	$(571)
Asset-backed securities	18,270	(105)

Total	$69,566	$(676)

Investments with unrealized losses have been in a continuous unrealized loss position for less than 12 months. The Company does not intend to sell the investments and it is not likely that the Company will be required to sell the investments before recovery of their amortized cost bases, which may be at maturity. Therefore, the Company does not consider those unrealized investment losses as other-than-temporary impairment of the investments. There have been no significant realized gains or losses on the short-term investments during the three or nine months ended March 31, 2019 and 2020.

NOTE 3—SHORT-TERM INVESTMENTS

Short-term investments consisted of the following (in thousands):

	June 30, 2018
	Amortized cost	Gross unrealized losses	Fair value
Corporate bonds	$47,722	$(26)	$47,696
U.S. treasury securities	12,965	(10)	12,955
Asset-backed securities	9,228	(12)	9,216

	$69,915	$(48)	$69,867

	June 30, 2019
	Amortized cost	Gross unrealized gains	Fair value
U.S. treasury securities	$64,683	$75	$64,758
Corporate bonds	4,787	-	4,787
Asset-backed securities	2,424	-	2,424

	$71,894	$75	$71,969

The amortized cost and fair value amounts include accrued interest receivable of $0.2 million and $0.2 million at June 30, 2018 and 2019, respectively. There have been no significant realized gains or losses on the short-term investments for the periods presented.

The following table presents gross unrealized losses and fair values for those investments that were in an unrealized loss position as of June 30, 2018 (in thousands):

	June 30, 2018
	Fair value	Unrealized Losses
Corporate bonds	$21,396	$(26)
U.S. treasury securities	7,977	(10)
Asset-backed securities	9,216	(12)

Total	$38,589	$(48)

Investments with unrealized losses as of June 30, 2018 had been in a continuous unrealized loss position for less than 12 months. The Company does not intend to sell the investments and it is not likely that the Company will be required to sell the investments before recovery of their amortized cost bases, which may be at maturity. Therefore, the Company did not consider those unrealized investment losses as an other-than-temporary impairment of the investments.